Condensed Consolidated Statements of Stockholders' Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Net Income	$ 26,842	$ 27,495	$ 51,761	$ 46,345